Investment in joint venture - Summary of movement in right-of-use asset related to mining contractor services agreements of AGM (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 485
Balance, end of year	381	$ 485
Asanko Gold Mine [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of year	2,873	9,429
Recognition of mining contractor services agreements entered into during the year	18,809	5,604
Depreciation expense for the year	(14,946)	(9,407)
Derecognition associated with termination of contractor services agreement	0	(2,753)
Allocation of impairment	3,533	0
Balance, end of year	$ 3,203	$ 2,873